UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5900 Wilshire Blvd.
         Suite 2300
         Los Angeles, CA  90036

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     October 23, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $49,121 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     1574    21333 SH       SOLE                    21333        0        0
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1485    54712 SH       SOLE                    54712        0        0
AMGEN INC                      COM              031162100     1414    23484 SH       SOLE                    23484        0        0
APPLE INC                      COM              037833100     1529     8248 SH       SOLE                     8248        0        0
BIOGEN IDEC INC                COM              09062X103     1043    20650 SH       SOLE                    20650        0        0
BROADCOM CORP                  CL A             111320107     1981    64555 SH       SOLE                    64555        0        0
CHEVRON CORP NEW               COM              166764100     1211    17190 SH       SOLE                    17190        0        0
CISCO SYS INC                  COM              17275R102     2073    88067 SH       SOLE                    88067        0        0
COLGATE PALMOLIVE CO           COM              194162103     1551    20330 SH       SOLE                    20330        0        0
FAMOUS DAVES AMER INC          COM              307068106      569    97333 SH       SOLE                    97333        0        0
FIRST TR ISE REVERE NAT GAS    COM              33734j102     1444    86675 SH       SOLE                    86675        0        0
INDIA FD INC                   COM              454089103     1735    59739 SH       SOLE                    59739        0        0
ISHARES TR                     DJ BROKER-DEAL   464288794     1848    62701 SH       SOLE                    62701        0        0
ISHARES TR INDEX               S&P GBL TELCM    464287275     1319    24507 SH       SOLE                    24507        0        0
ISHARES TR INDEX               DJ US ENERGY     464287796     1222    38392 SH       SOLE                    38392        0        0
ISHARES TR INDEX               RUSSELL 3000     464287689     5809    93714 SH       SOLE                    93714        0        0
ISHARES TR INDEX               S&P NA SEMICND   464287523     1315    29361 SH       SOLE                    29361        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465      754    13798 SH       SOLE                    13798        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234     1791    46021 SH       SOLE                    46021        0        0
JOHNSON & JOHNSON              COM              478160104     1702    27944 SH       SOLE                    27944        0        0
MEDTRONIC INC                  COM              585055106     1344    36528 SH       SOLE                    36528        0        0
ORACLE CORP                    COM              68389x105      989    47473 SH       SOLE                    47473        0        0
PEPSICO INC                    COM              713448108     1260    21481 SH       SOLE                    21481        0        0
PROCTER & GAMBLE CO            COM              742718109     1146    19779 SH       SOLE                    19779        0        0
RESEARCH IN MOTION LTD         COM              760975102     1141    16870 SH       SOLE                    16870        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605      940    62930 SH       SOLE                    62930        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369y803      465    22292 SH       SOLE                    22292        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209      370    12892 SH       SOLE                    12892        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      214     8404 SH       SOLE                     8404        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464a714      961    28158 SH       SOLE                    28158        0        0
SPDR TR                        UNIT SER 1       78462F103      201     1907 SH       SOLE                     1907        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     2498    98340 SH       SOLE                    98340        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1198    23700 SH       SOLE                    23700        0        0
VERIFONE HLDGS INC             COM              92342Y109     1149    72323 SH       SOLE                    72323        0        0
VISION-SCIENCES INC DEL        COM              927912105      701   483612 SH       SOLE                   483612        0        0
VITAL IMAGES INC               COM              92846N104     1175    93822 SH       SOLE                    93822        0        0